SCHEDULE OF INFORMATION RELATED TO COMMON STOCK WARRANTS (Details) - $ / shares	6 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Subsequent Events [Abstract]
Warrant Outstanding Beginning Balance	45,701
Weighted Average Exercise Price Outstanding Beginning Balance	$ 580.12
Warrant Outstanding, Granted	36,788,155
Weighted Average Exercise Price Outstanding, Granted	$ 0.42
Warrant Outstanding, Exercised	(3,182,375)
Weighted Average Exercise Price Outstanding, Exercised
Warrant Outstanding, Forfeited
Weighted Average Exercise Price Outstanding, Forfeited
Warrant Outstanding Ending Balance	33,651,481
Weighted Average Exercise Price Outstanding Ending Balance	$ 1.25
Common Stock Warrants Exercisable	33,651,481	45,701
Weighted Average Exercise Price Exercisable	$ 1.25	$ 580.12